Operating Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Time charter revenues, index-linked charters	$ 43.8	$ 24.3	$ 67.4	$ 44.5